Issued capital and reserves	12 Months Ended
Dec. 31, 2019
Issued capital and reserves
Issued capital and reserves

18. Issued capital and reserves

Share capital

Issued and fully paid shares:

	Class A common shares (par value €0.01)	Class B common shares (par value €0.10)	Total shares	Total
	(million)	(million)	(million)	$'m
At December 31, 2018	18.65	217.70	236.35	23
Share issuance	0.01	–	0.01	–
At December 31, 2019	18.66	217.70	236.36	23

2019

There were no material share transactions in the year ended December 31, 2019 or the year ended December 31, 2018.